Transactions Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [abstract]
Rent paid to Ailanthus (related party)	€ 123	€ 172	€ 141
Purchase 3D printer RSPRINT	€ 200